Taxes - Tax Loss Carryforwards Rollforward (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes [Abstract]
Tax loss carryforwards, beginning	$ 31,292,000,000	$ 42,813,000,000
Derecognized	(6,605,000,000)	(8,874,000,000)
Increase	16,559,000,000	6,115,000,000
Usage of tax losses	(2,755,000,000)	(10,747,000,000)
Translation effect of beginning balances	586,000,000	1,985,000,000
Tax loss carryforwards, ending	39,077,000,000	31,292,000,000	$ 42,813,000,000
Taxes withheld on payment of dividends	0	0	0
Temporary differences for which tax liability not recognized	34,730,000,000	31,261,000,000	19,307,000,000
Increase (decrease) through loss of control of subsidiary, deferred tax liability (asset)	$ 0	$ 1,472,000,000	$ 0